Private Placement (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Oct. 15, 2021
Class of Warrant or Right [Line Items]
Proceeds from Issuance of Warrants	$ 5,750,000
Private Placement [Member]
Class of Warrant or Right [Line Items]
Proceeds from Issuance of Warrants		$ 2,865,000
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination		30 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,865,000
Class of Warrant or Right, Price of Warrants or Rights		$ 1.00	$ 1.00